Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options (in shares)	1,728,106	1,076,750
Granted, number of options (in shares)	76,100	1,028,100
Exercise of options (in shares)	(312,085)	(241,844)
Forfeited, number of options (in shares)	(39,300)	(134,900)
Outstanding-end of the year, Number of options (in shares)	1,452,821	1,728,106
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 156.66	$ 131.37
Granted, weighted average exercise price	182.06	185.30
Exercises, weighted average exercise price	129.04	128.76
Forfeited, weighted average exercise price	180.54	223.12
Outstanding-end of the year, Weighted average exercise price	$ 163.30	$ 156.66